13. Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets Tables
Balances and changes in intangible assets
	Weighted average useful life (years)	Balance on 12/31/2016	Additions	Amortization	Transfer	Write-offs and disposals	Effect of foreign currency exchange rate variation	Opening balance CBLSA	Balance on 12/31/2017

Cost:
Goodwill (i)	-	1,454,484	-	-	-	-	-	123,673	1,578,157
Software (ii)	5	641,691	207,703	-	2,447	(1,193)	2,431	-	853,079
Technology (iii)	5	32,617	-	-	-	-	-	-	32,617
Commercial property rights (iv)	10	43,258	13,837	-	(68)	(1,958)	-	-	55,069
Distribution rights (v)	6	3,651,316	580,011	-	-	-	-	42,052	4,273,379
Brands (vi)	-	112,936	-	-	-	-	607	-	113,543
Others (vii)	4	39,172	420	-	-	-	922	-	40,514
		5,975,474	801,971	-	2,379	(3,151)	3,960	165,725	6,946,358

Accumulated amortization:
Software		(396,702)	-	(59,579)	(5)	1,191	(1,704)	-	(456,799)
Technology		(32,469)	-	(72)	-	-	-	-	(32,541)
Commercial property rights		(19,568)	-	(3,689)	8	1,957	-	-	(21,292)
Distribution rights		(2,131,826)	-	(500,488)	(12,635)	-	-	(32,108)	(2,677,057)
Others		(23,310)	-	(7,883)	-	-	(3)	-	(31,196)
		(2,603,875)	-	(571,711)	(12,632)	3,148	(1,707)	(32,108)	(3,218,885)

		3,371,599	801,971	(571,711)	(10,253)	(3)	2,253	133,617	3,727,473

	Weighted average useful life (years)	Balance on 12/31/2015	Additions	Amortization	Transfer	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2016

Cost:
Goodwill (i)	-	1,456,179	-	-	-	(1,695)	-	1,454,484
Software (ii)	5	539,522	99,734		7,601	(7)	(5,159)	641,691
Technology (iii)	5	32,617	-	-	-	-	-	32,617
Commercial property rights (iv)	10	36,588	7,303	-		(633)	-	43,258
Distribution rights (v)	5	3,278,487	543,527	-	(170,698)	-	-	3,651,316
Brands (vi)	-	120,944	-	-	-	-	(8,008)	112,936
Others (vii)	4	46,951	607	-	(5,960)	(980)	(1,446)	39,172
		5,511,288	651,171	-	(169,057)	(3,315)	(14,613)	5,975,474

Accumulated amortization:
Software		(350,760)	-	(49,380)	(2)	7	3,433	(396,702)
Technology		(31,256)	-	(1,213)	-	-	-	(32,469)
Commercial property rights		(16,979)	-	(3,148)	-	559	-	(19,568)
Distribution rights		(1,802,989)	-	(493,348)	164,511	-	-	(2,131,826)
Others		(15,369)	-	(7,835)	(83)	-	(23)	(23,310)
		(2,217,353)	-	(554,924)	164,426	566	3,410	(2,603,875)

		3,293,935	651,171	(554,924)	(4,631)	(2,749)	(11,203)	3,371,599

	Weighted average useful life (years)	Balance on 12/31/2014	Additions	Amortization	Transfer	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2015

Cost:
Goodwill (i)	-	1,456,179	-	-	-	-	-	1,456,179
Software (ii)	5	451,936	82,612	-	453	(59)	4,580	539,522
Technology (iii)	5	32,617	-	-	-	-	-	32,617
Commercial property rights (iv)	10	31,881	4,994	-	-	(287)	-	36,588
Distribution rights (v)	5	2,762,985	515,502	-	-	-	-	3,278,487
Brands (vi)	-	105,458	-	-	2	-	15,484	120,944
Others (vii)	4	38,606	6,492	-	(79)	-	1,932	46,951
		4,879,662	609,600	-	376	(346)	21,996	5,511,288

Accumulated amortization:
Software		(303,780)	-	(44,346)	-	59	(2,693)	(350,760)
Technology		(29,471)	-	(1,785)	-	-	-	(31,256)
Commercial property rights		(14,545)	-	(2,643)	-	209	-	(16,979)
Distribution rights		(1,366,128)	-	(433,869)	(2,992)	-	-	(1,802,989)
Others		(7,625)	-	(7,821)	96	-	(19)	(15,369)
		(1,721,549)	-	(490,464)	(2,896)	268	(2,712)	(2,217,353)

Net amount		3,158,113	609,600	(490,464)	(2,520)	(78)	19,284	3,293,935

Balances of goodwill
	Segment	2017	2016
Goodwill on the acquisition of:
Extrafarma	Extrafarma	661,553	661,553
Ipiranga	Ipiranga	276,724	276,724
União Terminais	Ultracargo	211,089	211,089
CBLSA	Ipiranga	123,673	-
Texaco	Ipiranga	177,759	177,759
Oxiteno Uruguay	Oxiteno	44,856	44,856
Temmar	Ultracargo	43,781	43,781
DNP	Ipiranga	24,736	24,736
Repsol	Ultragaz	13,403	13,403
Others	Oxiteno	583	583
		1,578,157	1,454,484

Amortization expenses
	2017	2016	2015
Inventories and cost of products and services sold	29,344	14,593	11,522
Selling and marketing	484,609	492,973	436,253
General and administrative	57,758	47,358	42,689
	571,711	554,924	490,464